Equity (Schedule of Dividends Distributed to the Company's Shareholders) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross Dividend Distributed		$ 224	$ 251		$ 474
Amount of the dividend per share (in $)		$ 0.17	$ 0.2	[1]	$ 0.36
February 14, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Mar. 15, 2023
Gross Dividend Distributed					$ 178
Amount of the dividend per share (in $)					$ 0.14
May 9, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Jun. 14, 2023
Gross Dividend Distributed					$ 146
Amount of the dividend per share (in $)					$ 0.11
August 8, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Sep. 13, 2023
Gross Dividend Distributed					$ 82
Amount of the dividend per share (in $)					$ 0.06
November 7, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Dec. 20, 2023
Gross Dividend Distributed					$ 68
Amount of the dividend per share (in $)					$ 0.05
February 26, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]		Mar. 26, 2024
Gross Dividend Distributed			$ 61
Amount of the dividend per share (in $)			$ 0.05
May 8, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]		Jun. 20, 2024
Gross Dividend Distributed			$ 59
Amount of the dividend per share (in $)			$ 0.05
August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]		Sep. 18, 2024
Gross Dividend Distributed			$ 63
Amount of the dividend per share (in $)			$ 0.05
November 10, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]		Dec. 18, 2024
Gross Dividend Distributed			$ 68
Amount of the dividend per share (in $)			$ 0.05
February 25, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Mar. 25, 2025
Gross Dividend Distributed		$ 52
Amount of the dividend per share (in $)		$ 0.04
May 18, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Jun. 18, 2025
Gross Dividend Distributed		$ 55
Amount of the dividend per share (in $)		$ 0.04
August 5, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Sep. 17, 2025
Gross Dividend Distributed		$ 55
Amount of the dividend per share (in $)		$ 0.04
November 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Dec. 17, 2025
Gross Dividend Distributed		$ 62
Amount of the dividend per share (in $)		$ 0.05
February 17, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Mar. 25, 2026
Gross Dividend Distributed		$ 60
Amount of the dividend per share (in $)		$ 0.05

[1]	The record date is March 10, 2026, and the payment date is March 25, 2026.